SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 7 - SUBSEQUENT EVENTS: The Company has evaluated it activities subsequent to March 31, 2014 and through the issuance of the financial statements and found no other reportable subsequent events.